Related party balances and transactions (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2023
Related Party Transactions [Abstract]
Due from discontinued operations			$ 17,632,181
Allowance for credit losses
Due from discontinued operations, net